Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 449,527	$ 116,413	[1]
Net (loss) income from discontinued operations	67,562	(3,776)	[1]
Adjustments for non-cash items	(359,411)	(39,880)
Cash paid for AIP, LTIP and performance fees	(24,996)	(17,018)
Distributions to non-controlling interests	(5,139)	(2,993)
Advances made to investments	(37,248)	(7,702)
Distributions received from investments	74,944	78,378
Changes in non-cash working capital items	(48,874)	(3,321)
Net cash provided by operating activities from continuing operations	116,365	120,101
Net cash (used in) provided by operating activities from discontinued operations	(2,593)	22,912
Net cash provided by operating activities	113,772	143,013
Investing activities
Cash acquired in deemed acquisitions	0	19,662
Acquisition of remaining interest of Canadian development properties	0	(7,643)
Acquisition of rental properties	(1,835,235)	(356,514)
Capital additions to rental properties	(196,572)	(93,568)
Disposition of rental properties	34,528	18,070
Additions to fixed assets and other non-current assets	(32,875)	(12,993)
Net cash used in investing activities from continuing operations	(2,030,154)	(432,986)
Net cash provided by (used in) investing activities from discontinued operations	421,774	(6,562)
Net cash used in investing activities	(1,608,380)	(439,548)
Financing activities
Lease payments	(2,466)	(2,415)
Issuance (repurchase) of common shares - net of issuance costs	700,274	(14,922)
Proceeds from corporate borrowing	239,212	163,500
Repayments of corporate borrowing	(262,335)	(434,775)
Proceeds from rental and development properties borrowing	2,228,218	1,361,458
Repayments of rental and development properties borrowing	(1,523,625)	(963,979)
Proceeds from Due to Affiliate	0	287,798
Dividends paid	(40,022)	(35,637)
Change in restricted cash	(25,295)	(30,515)
Contributions from limited partners	479,142	66,112
Distributions to limited partners	(73,916)	(46,162)
Net cash provided by financing activities from continuing operations	1,719,187	350,463
Net cash used in financing activities from discontinued operations	(102,849)	(7,705)
Net cash provided by financing activities	1,616,338	342,758
Effect of foreign exchange rate difference on cash	6	27
Change in cash during the year	121,736	46,250
Cash - beginning of year	55,158	8,908
Cash - end of year	176,894	55,158
Supplementary information - Cash paid on
Income taxes	736	226
Interest	$ 146,102	$ 155,053

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.